Note 11 - Branch Sales - 10Q (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013 Noninterest Bearing [Member] First Security Bank [Member]	Jun. 30, 2013 Interest Bearing [Member] First Security Bank [Member]	Jun. 21, 2013 Associated with Overdrawn Deposit Accounts [Member] The First National Bank in Green Forest [Member]	Jun. 21, 2013 The First National Bank in Green Forest [Member]	Jun. 30, 2013 First Security Bank [Member]
Note 11 - Branch Sales - 10Q (Details) [Line Items]
		$ 4,690,000	$ 3,700,000	$ 1,000,000		$ 17,800,000
Deposit Liabilities, Accrued Interest						20,000
Assets Held-for-sale, Property, Plant and Equipment	565,000	2,068,000				216,000	1,500,000
Loans and Leases Receivable, Commitments to Purchase or Sell	13,700,000					3,300,000
Loans Receivable, Net					6,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds						$ 14,200,000